United States
Securities and Exchange Commission
Washington, D.C.  20549

Form N-CSR
Certified Shareholder Report of Registered Management Investment Companies

811-3385

(Investment Company Act File Number)

Federated Stock Trust
_______________________________________________________________

(Exact Name of Registrant as Specified in Charter)

Federated Investors Funds
5800 Corporate Drive
Pittsburgh, Pennsylvania 15237-7000
(Address of Principal Executive Offices)

(412) 288-1900
(Registrant's Telephone Number)

John W. McGonigle, Esquire
Federated Investors Tower
1001 Liberty Avenue
Pittsburgh, Pennsylvania 15222-3779
(Name and Address of Agent for Service)
(Notices should be sent to the Agent for Service)

Date of Fiscal Year End:  10/31/08

Date of Reporting Period:  Six months ended 4/30/08

Item 1.                      Reports to Stockholders

Federated Investors
World-Class Investment Manager

Federated Stock Trust

Semi-Annual Shareholder Report

April 30, 2008

FINANCIAL HIGHLIGHTS
SHAREHOLDER EXPENSE EXAMPLE
PORTFOLIO OF INVESTMENTS SUMMARY TABLE
PORTFOLIO OF INVESTMENTS
STATEMENT OF ASSETS AND LIABILITIES
STATEMENT OF OPERATIONS
STATEMENT OF CHANGES IN NET ASSETS
NOTES TO FINANCIAL STATEMENTS
EVALUATION AND APPROVAL OF ADVISORY CONTRACT
VOTING PROXIES ON FUND PORTFOLIO SECURITIES
QUARTERLY PORTFOLIO SCHEDULE

Not FDIC Insured * May Lose Value * No Bank Guarantee

Financial Highlights

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited)	Year Ended October 31,
	4/30/2008	2007	2006 [1]	2005	2004	2003

Net Asset Value, Beginning of Period	$33.11	$34.79	$37.52	$34.57	$31.74	$26.71
Income From Investment Operations:
Net investment income	0.14	0.43	0.37	0.48	0.42	0.42
Net realized and unrealized gain (loss) on investments	(2.76)	2.47	4.72	2.96	2.82	5.03

TOTAL FROM INVESTMENT OPERATIONS	(2.62)	2.90	5.09	3.44	3.24	5.45

Less Distributions:
Distributions from net investment income	(0.15)	(0.43)	(0.37)	(0.49)	(0.41)	(0.42)
Distributions from net realized gain on investments	(5.38)	(4.15)	(7.45)	--	--	--

TOTAL DISTRIBUTIONS	(5.53)	(4.58)	(7.82)	(0.49)	(0.41)	(0.42)

Net Asset Value, End of Period	$24.96	$33.11	$34.79	$37.52	$34.57	$31.74

Total Return[2]	(7.80)%	9.48%	15.70%	9.98%	10.24%	20.59%

Ratios to Average Net Assets:

Net expenses	0.99%[3,4]	0.99%[4]	0.99%[4]	0.99%[4]	0.99%[4]	0.99%[4]

Net investment income	1.11%[3]	1.32%	1.17%	1.28%	1.21%	1.48%

Expense waiver/ reimbursement[5]	0.18%[3]	0.12%	0.10%	0.09%	0.12%	0.12%

Supplemental Data:

Net assets, end of period (000 omitted)	$448,878	$582,492	$741,337	$873,630	$1,354,772	$1,345,215

Portfolio turnover	29%	59%	54%	43%	33%	37%

1 Beginning with the year ended October 31, 2006, the Fund was audited by KPMG LLP. The previous years were audited by another independent registered public accounting firm.

2 Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.

3 Computed on an annualized basis.

4 The net expense ratio is calculated without reduction for fees paid indirectly for directed brokerage arrangements. The net expense ratios are 0.99%, 0.98%, 0.99%, 0.98%, 0.98% and 0.97% after taking into account these expense reductions for the six months ended April 30, 2008 and for the years ended October 31, 2007, 2006, 2005, 2004 and 2003, respectively.

5 This expense decrease is reflected in both the net expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Shareholder Expense Example

As a shareholder of the Fund, you incur ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or shareholder services fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from November 1, 2007 to April 30, 2008.

ACTUAL EXPENSES

The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning Account Value 11/1/2007	Ending Account Value 4/30/2008	Expenses Paid During Period[1]

Actual	$1,000	$922.00	$4.73

Hypothetical (assuming a 5% return before expenses)	$1,000	$1,019.94	$4.97

1 Expenses are equal to the Fund’s annualized net expense ratio of 0.99%, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

Portfolio of Investments Summary Table

At April 30, 2008, the Fund’s sector composition1 was as follows:

Sector	Percentage of Total Net Assets

Financials	23.9%

Energy	14.0%

Information Technology	12.6%

Industrials	10.4%

Health Care	9.3%

Consumer Discretionary	8.7%

Consumer Staples	8.5%

Materials	5.7%

Telecommunication Services	3.4%

Utilities	3.2%

Other Assets and Liabilities--Net[2]	0.3%

TOTAL	100.0%

1 Except for Other Assets and Liabilities, sector classifications are based upon, and individual portfolio securities are assigned to, the classifications of the Global Industry Classification Standard (GICS), except that the adviser assigns a classification to securities not classified by the GICS and to securities for which the adviser does not have access to the classification made by the GICS.

2 Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.

Portfolio of Investments

April 30, 2008 (unaudited)

Shares			Value

		COMMON STOCKS--99.7%
		Consumer Discretionary--8.7%
699,600	[1]	Ford Motor Co.	$5,778,696
206,600		Leggett and Platt, Inc.	3,429,560
65,100		Magna International, Inc., Class A	4,858,413
30,100		Nike, Inc., Class B	2,010,680
125,400		Omnicom Group, Inc.	5,986,596
251,200		Regal Entertainment Group	4,762,752
187,000		TJX Cos., Inc.	6,025,140
186,900		Walt Disney Co.	6,061,167

		TOTAL	38,913,004

		Consumer Staples--8.5%
104,880		Altria Group, Inc.	2,097,600
117,800		Coca-Cola Femsa SA, ADR	6,142,092
78,300		Kimberly-Clark Corp.	5,010,417
65,210		Kraft Foods, Inc., Class A	2,062,592
133,800		Kroger Co.	3,646,050
104,880	[1]	Philip Morris International, Inc.	5,352,027
89,000		Reynolds American, Inc.	4,792,650
156,800		Wal-Mart Stores, Inc.	9,091,264

		TOTAL	38,194,692

		Energy--14.0%
67,100		BP PLC, ADR	4,884,209
124,838		Chevron Corp.	12,003,174
93,100		ConocoPhillips	8,020,565
152,190		Exxon Mobil Corp.	14,164,323
63,400		Hess Corp.	6,733,080
101,100		Occidental Petroleum Corp.	8,412,531
177,300		Valero Energy Corp.	8,661,105

		TOTAL	62,878,987

		Financials--23.9%
214,090		Ace Ltd.	12,907,486
199,400		Aflac, Inc.	13,293,998
116,100		AON Corp.	5,269,779
119,000		Endurance Specialty Holdings Ltd.	4,418,470
66,730		Goldman Sachs Group, Inc.	12,770,120
37,780		Hartford Financial Services Group, Inc.	2,692,580
		COMMON STOCKS--continued
		Financials--continued
346,300		J.P. Morgan Chase & Co.	$16,501,195
97,800		Lehman Brothers Holdings, Inc.	4,326,672
212,400		Loews Corp.	8,944,164
89,690		Merrill Lynch & Co., Inc.	4,469,253
239,300		Morgan Stanley	11,629,980
104,800		RenaissanceRe Holdings Ltd.	5,390,912
151,520		Wells Fargo & Co.	4,507,720

		TOTAL	107,122,329

		Health Care--9.3%
124,300		Abbott Laboratories	6,556,825
293,500		Bristol-Myers Squibb Co.	6,448,195
38,600		Cardinal Health, Inc.	2,009,902
199,122		Covidien Ltd.	9,297,006
124,200	[1]	Forest Laboratories, Inc., Class A	4,310,982
162,350		Johnson & Johnson	10,892,061
105,860		Pfizer, Inc.	2,128,845

		TOTAL	41,643,816

		Industrials--10.4%
111,700		3M Co.	8,589,730
112,500		Dover Corp.	5,565,375
68,800		Eaton Corp.	6,043,392
90,900		Illinois Tool Works, Inc.	4,753,161
69,900		L-3 Communications Holdings, Inc.	7,790,355
83,000		Lockheed Martin Corp.	8,801,320
72,680		Northrop Grumman Corp.	5,347,068

		TOTAL	46,890,401

		Information Technology--12.6%
192,200	[1]	Dell, Inc.	3,580,686
146,500	[1]	Fiserv, Inc.	7,405,575
230,400		Hewlett-Packard Co.	10,679,040
65,900		IBM Corp.	7,954,130
108,000		Intel Corp.	2,404,080
274,600	[1]	Oracle Corp.	5,725,410
259,200	[1]	Symantec Corp.	4,463,424
38,900	[1]	Visa, Inc., Class A	3,246,205
		COMMON STOCKS--continued
		Information Technology--continued
224,900	[1]	Western Digital Corp.	$6,519,851
324,500		Xerox Corp.	4,533,265

		TOTAL	56,511,666

		Materials--5.7%
207,700		Alcoa, Inc.	7,223,806
88,800		Dow Chemical Co.	3,565,320
65,000		Freeport-McMoRan Copper & Gold, Inc.	7,393,750
116,000	[1]	Pactiv Corp.	2,759,640
76,400		PPG Industries, Inc.	4,688,668

		TOTAL	25,631,184

		Telecommunication Services--3.4%
197,550		AT&T, Inc.	7,647,161
198,496		Verizon Communications, Inc.	7,638,126

		TOTAL	15,285,287

		Utilities--3.2%
487,500		Duke Energy Corp.	8,926,125
128,900	[1]	NRG Energy, Inc.	5,665,155

		TOTAL	14,591,280

		TOTAL INVESTMENTS--99.7% (IDENTIFIED COST $382,260,294)[2]	447,662,646

		OTHER ASSETS AND LIABILITIES - NET--0.3%[3]	1,215,781

		TOTAL NET ASSETS--100%	$448,878,427

1 Non-income producing security.

2 Also represents cost for federal tax purposes.

3 Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.

Note: The categories of investments are shown as a percentage of total net assets at April 30, 2008.

The following acronym is used throughout this portfolio:

ADR	--American Depositary Receipt

See Notes which are an integral part of the Financial Statements

Statement of Assets and Liabilities

April 30, 2008 (unaudited)

Assets:
Total investments in securities, at value (identified cost $382,260,294)		$447,662,646
Receivable for investments sold		2,788,327
Income receivable		432,707
Receivable for shares sold		157,738

TOTAL ASSETS		451,041,418

Liabilities:
Bank overdraft	$301,995
Payable for shares redeemed	1,686,290
Payable for shareholder services fee (Note 5)	164,330
Accrued expenses	10,376

TOTAL LIABILITIES		2,162,991

Net assets for 17,981,081 shares outstanding		$448,878,427

Net Assets Consist of:
Paid-in capital		$369,990,221
Net unrealized appreciation of investments		65,402,352
Accumulated net realized gain on investments		13,200,939
Undistributed net investment income		284,915

TOTAL NET ASSETS		$448,878,427

Net Asset Value, Offering Price and Redemption Proceeds Per Share:
$448,878,427 ÷ 17,981,081 shares outstanding, no par value, unlimited shares authorized		$24.96

See Notes which are an integral part of the Financial Statements

Statement of Operations

Six Months Ended April 30, 2008 (unaudited)

Investment Income:
Dividends (including $61,257 received from an affiliated issuer (Note 5) and net of foreign taxes withheld of $5,870)			$5,044,859
Interest (including income on securities loaned of $1,305)			1,326

TOTAL INCOME			5,046,185

Expenses:
Investment adviser fee (Note 5)		$1,802,811
Administrative personnel and services fee (Note 5)		188,952
Custodian fees		16,764
Transfer and dividend disbursing agent fees and expenses		150,962
Directors’/Trustees’ fees		9,178
Auditing fees		10,940
Legal fees		7,035
Portfolio accounting fees		58,007
Shareholder services fee (Note 5)		506,535
Account administration fee		31,851
Share registration costs		11,186
Printing and postage		16,263
Insurance premiums		3,820
Miscellaneous		8,715

TOTAL EXPENSES		2,823,019

Waiver, Reimbursements and Expense Reduction (Note 5):
Reimbursement of investment adviser fee	$(1,197)
Waiver of administrative personnel and services fee	(5,336)
Reimbursement of shareholder services fee	(430,502)
Fees paid indirectly from directed brokerage arrangements	(4,884)

TOTAL WAIVER, REIMBURSEMENTS AND EXPENSE REDUCTION		(441,919)

Net expenses			2,381,100

Net investment income			2,665,085

Realized and Unrealized Gain (Loss) on Investments:
Net realized gain on investments			17,806,892
Net change in unrealized appreciation of investments			(65,352,695)

Net realized and unrealized loss on investments			(47,545,803)

Change in net assets resulting from operations			$(44,880,718)

See Notes which are an integral part of the Financial Statements

Statement of Changes in Net Assets

	Six Months Ended (unaudited) 4/30/2008	Year Ended 10/31/2007

Increase (Decrease) in Net Assets
Operations:
Net investment income	$2,665,085	$8,889,165
Net realized gain on investments	17,806,892	96,340,258
Net change in unrealized appreciation/depreciation of investments	(65,352,695)	(41,918,551)

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	(44,880,718)	63,310,872

Distributions to Shareholders:
Distributions from net investment income	(2,842,275)	(9,055,449)
Distributions from net realized gain on investments	(93,798,839)	(87,574,763)

CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(96,641,114)	(96,630,212)

Share Transactions:
Proceeds from sale of shares	25,997,499	84,543,693
Net asset value of shares issued to shareholders in payment of distributions declared	87,300,042	79,377,000
Cost of shares redeemed	(105,389,119)	(289,446,861)

CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	7,908,422	(125,526,168)

Change in net assets	(133,613,410)	(158,845,508)

Net Assets:
Beginning of period	582,491,837	741,337,345

End of period (including undistributed net investment income of $284,915 and $462,105, respectively)	$448,878,427	$582,491,837

See Notes which are an integral part of the Financial Statements

Notes to Financial Statements

April 30, 2008 (unaudited)

1. ORGANIZATION

Federated Stock Trust (the “Fund”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as a diversified, open-end management investment company. The investment objective of the Fund is to provide growth of income and capital.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles (GAAP) in the United States of America.

Investment Valuation

In calculating its net asset value (NAV), the Fund generally values investments as follows:

  Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
  Shares of other mutual funds are valued based upon their reported NAVs.
  Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Board of Trustees (the “Trustees”).
  Fixed-income securities acquired with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium).
  Derivative contracts listed on exchanges are valued at their reported settlement or closing price.
  Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.

If the Fund cannot obtain a price or price evaluation from a pricing service for an investment, the Fund may attempt to value the investment based upon the mean of bid and asked quotations or fair value the investment based on price evaluations from one or more dealers. If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could purchase or sell an investment at the price used to calculate the Fund’s NAV.

Fair Valuation and Significant Events Procedures

The Trustees have authorized the use of pricing services to provide evaluations of the current fair value of certain investments for purposes of calculating the NAV. Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers, and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for U.S. Treasury and Agency securities and mortgage-backed securities. The Fund normally uses mid evaluations for other types of fixed-income securities and OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.

The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment’s value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:

  With respect to securities traded in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures or options contracts;
  With respect to price evaluations of fixed-income securities determined before the close of regular trading on the NYSE, actions by the Federal Reserve Open Market Committee and other significant trends in U.S. fixed-income markets;
  Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded; and
  Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, a natural disaster affecting the issuer’s operations or regulatory changes or market developments affecting the issuer’s industry.

The Trustees have approved the use of a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Adviser determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment using another method approved by the Trustees.

Repurchase Agreements

It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund’s custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a “securities entitlement” and exercises “control” as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.

With respect to agreements to repurchase U.S. government securities and cash items, the Fund treats the repurchase agreement as an investment in the underlying securities and not as an obligation of the other party to the repurchase agreement. Other repurchase agreements are treated as obligations of the other party secured by the underlying securities. Nevertheless, the insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.

The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund’s Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.

Investment Income, Expenses and Distributions

Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Foreign dividends are recorded on the ex-dividend date or when the Fund is informed of the ex-dividend date. Distributions of net investment income are declared and paid quarterly. Non-cash dividends included in dividend income, if any, are recorded at fair value.

Premium and Discount Amortization

All premiums and discounts on fixed-income securities are amortized/accreted for financial statement purposes.

Federal Taxes

It is the Fund’s policy to comply with the Subchapter M provision of the Internal Revenue Code (the “Code”) and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. The Fund adopted the provisions of Financial Accounting Standards Board Interpretation No. 48 (FIN 48), “Accounting for Uncertainty in Income Taxes”, on November 1, 2007. As of and during the six months ended April 30, 2008, the Fund did not have a liability for any unrecognized tax expenses. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of April 30, 2008, tax years 2004 through 2007 remain subject to examination by the fund’s major tax jurisdictions, which include the United States of America and the state of Massachusetts. Withholding taxes and where appropriate, deferred withholding taxes on foreign interest, dividends and capital gains have been provided for in accordance with the applicable country’s tax rules and rates.

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Securities Lending

The Fund participates in a securities lending program providing for the lending of equity securities to qualified brokers. The Fund normally receives cash collateral for securities loaned that is invested in short-term securities including repurchase agreements. Collateral is maintained at a minimum level of 100% of the market value of investments loaned, plus interest, if applicable. Earnings on collateral are allocated between the securities lending agent, as a fee for its services under the program, and the Fund, according to agreed-upon rates.

As of April 30, 2008, the Fund had no outstanding securities on loan.

Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

Other

Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified cost basis.

3. SHARES OF BENEFICIAL INTEREST

The following table summarizes share activity:

	Six Months Ended 4/30/2008	Year Ended 10/31/2007

Shares sold	1,018,799	2,603,246
Shares issued to shareholders in payment of distributions declared	3,502,105	2,569,071
Shares redeemed	(4,131,849)	(8,890,844)

NET CHANGE RESULTING FROM SHARE TRANSACTIONS	389,055	(3,718,527)

4. FEDERAL TAX INFORMATION

At April 30, 2008, the cost of investments for federal tax purposes was $382,260,294. The net unrealized appreciation of investments for federal tax purposes was $65,402,352. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $81,915,389 and net unrealized depreciation from investments for those securities having an excess of cost over value of $16,513,037.

5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated Equity Management Company of Pennsylvania is the Fund’s investment adviser (the “Adviser”). The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.750% of the first $500 million in average daily net assets, 0.675% of the second $500 million in average daily net assets, 0.600% of the third $500 million in average daily net assets, 0.525% of the fourth $500 million in average daily net assets, and 0.400% of average daily net assets in excess of $2 billion. Under the investment advisory contract, which is subject to annual review by the Fund’s Trustees, the Adviser will waive the amount, limited to the amount of the advisory fee, by which the Fund’s aggregate annual operating expenses, including the investment advisory fee but excluding interest, taxes, brokerage commissions, expenses of registering and qualifying the Fund and its Shares under federal and state laws, expenses of withholding taxes and extraordinary expenses, exceed 1.00% of its average daily net assets. Subject to the terms described in the Expense Limitation note, the Adviser may also voluntarily choose to waive any portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion.

Administrative Fee

Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FAS is based on the average aggregate daily net assets of certain Federated funds as specified below:

Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds

0.150%	on the first $5 billion

0.125%	on the next $5 billion

0.100%	on the next $10 billion

0.075%	on assets in excess of $20 billion

The administrative fee received during any fiscal year shall be at least $150,000 per portfolio and $40,000 per each additional class of Shares. Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. FAS can modify or terminate this voluntary waiver at any time at its sole discretion. For the six months ended April 30, 2008, the net fee paid to FAS was 0.076% of average daily net assets of the Fund. FAS waived $5,336 of its fee.

Shareholder Services Fee

The Fund may pay fees (Service Fees) up to 0.25% of the average daily net assets of the Fund’s Shares to financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Financial intermediaries may include a company affiliated with management of Federated Investors, Inc. A financial intermediary affiliated with management of Federated Investors, Inc. received $33,147 of Service Fees for the six months ended April 30, 2008. Subject to the terms described in the Expense Limitation note, FSSC may voluntarily reimburse the Fund for shareholder services fees. This voluntary reimbursement can be modified or terminated at any time. For the six months ended April 30, 2008, FSSC voluntarily reimbursed $430,502 of shareholder services fees. For the six months ended April 30, 2008, FSSC did not receive any fees paid by the Fund.

Expense Reduction

The Fund directs portfolio trades to a broker that in turn pays a portion of the Fund’s operating expenses. For the six months ended April 30, 2008, the Fund’s expenses were reduced by $4,884 under these arrangements.

Expense Limitation

The Adviser and its affiliates (which may include FAS and FSSC) have voluntarily agreed to waive their fees and/or reimburse expenses so that the total operating expenses (as shown in the financial highlights) paid by the Fund (after the voluntary waivers and reimbursements) will not exceed 0.99% for the fiscal year ending October 31, 2008. Although these actions are voluntary, the Adviser and its affiliates have agreed to continue these waivers and/or reimbursements at least through December 31, 2008.

General

Certain of the Officers and Trustees of the Fund are Officers and Directors or Trustees of the above companies.

Transactions with Affiliated Companies

Affiliated holdings are mutual funds which are managed by the Adviser or an affiliate of the Adviser. The Adviser has agreed to reimburse the Fund for certain investment adviser fees as a result of transactions in another affiliated mutual fund. For the six months ended April 30, 2008, the Adviser reimbursed $1,197. Transactions with the affiliated company during the six months ended April 30, 2008 were as follows:

Affiliate	Balance of Shares Held 10/31/2007	Purchases/ Additions	Sales/ Reductions	Balance of Shares Held 4/30/2008	Value at 4/30/2008	Dividend Income

Prime Value Obligations Fund, Institutional Shares	--	81,335,316	81,335,316	--	$--	$61,257

6. INVESTMENT TRANSACTIONS

Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations for the six months ended April 30, 2008, were as follows:

Purchases	$143,900,116

Sales	$225,974,873

7. LINE OF CREDIT

The Fund participates in a $100,000,000 unsecured, uncommitted revolving line of credit (LOC) agreement with PNC Bank. The LOC was made available for extraordinary or emergency purposes, primarily for financing redemption payments. Borrowings are charged interest at a rate of 0.65% over the federal funds rate. As of April 30, 2008, there were no outstanding loans. During the six months ended April 30, 2008, the Fund did not utilize the LOC.

8. INTERFUND LENDING

Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (SEC), the Fund, along with other funds advised by subsidiaries of Federated Investors, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from other participating affiliated funds.

As of April 30, 2008, there were no outstanding loans. During the six months ended April 30, 2008, the program was not utilized.

9. LEGAL PROCEEDINGS

Since October 2003, Federated Investors, Inc. and related entities (collectively, “Federated”), and various Federated funds (“Funds”) have been named as defendants in several class action lawsuits now pending in the United States District Court for the District of Maryland. The lawsuits were purportedly filed on behalf of people who purchased, owned and/or redeemed shares of Federated-sponsored mutual funds during specified periods beginning November 1, 1998. The suits are generally similar in alleging that Federated engaged in illegal and improper trading practices including market timing and late trading in concert with certain institutional traders, which allegedly caused financial injury to the mutual fund shareholders. These lawsuits began to be filed shortly after Federated’s first public announcement that it had received requests for information on shareholder trading activities in the Funds from the SEC, the Office of the New York State Attorney General (“NYAG”), and other authorities. In that regard, on November 28, 2005, Federated announced that it had reached final settlements with the SEC and the NYAG with respect to those matters. As Federated previously reported in 2004, it has already paid approximately $8.0 million to certain funds as determined by an independent consultant. As part of these settlements, Federated agreed to pay for the benefit of fund shareholders additional disgorgement and a civil money penalty in the aggregate amount of an additional $72 million. Federated entities have also been named as defendants in several additional lawsuits that are now pending in the United States District Court for the Western District of Pennsylvania, alleging, among other things, excessive advisory and Rule 12b-1 fees. The Board of the Funds retained the law firm of Dickstein Shapiro LLP to represent the Funds in these lawsuits. Federated and the Funds, and their respective counsel, have been defending this litigation and none of the Funds remains a defendant in any of the lawsuits (though some could potentially receive any recoveries as nominal defendants). Additional lawsuits based upon similar allegations may be filed in the future. The potential impact of these lawsuits, all of which seek unquantified damages, attorneys’ fees and expenses, and future potential similar suits is uncertain. Although we do not believe that these lawsuits will have a material adverse effect on the Funds, there can be no assurance that these suits, the ongoing adverse publicity and/or other developments resulting from the regulatory investigations will not result in increased Fund redemptions, reduced sales of Fund shares, or other adverse consequences for the Funds.

10. RECENT ACCOUNTING PRONOUNCEMENTS

In September 2006, the Financial Accounting Standards Board released Statement on Financial Accounting Standards No. 157, “Fair Value Measurements” (FAS 157), which is effective for fiscal years beginning after November 15, 2007. FAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management has concluded that the adoption of FAS 157 is not expected to have a material impact on the Fund’s net assets or results of operations.

Evaluation and Approval of Advisory Contract

Federated Stock Trust (the “Fund”)

The Fund’s Board reviewed the Fund’s investment advisory contract at meetings held in May 2007. The Board’s decision regarding the contract reflects the exercise of its business judgment on whether to continue the existing arrangements.

In this connection, the Federated funds had previously appointed a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated fund. The Senior Officer has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent written evaluation that covered topics discussed below. The Board considered that evaluation, along with other information, in deciding to approve the advisory contract.

During its review of the contract, the Board considered compensation and benefits received by the Adviser. This included the fees received for services provided to the Fund by other entities in the Federated organization and research services received by the Adviser from brokers that execute Federated fund trades, as well as advisory fees. The Board is also familiar with and considered judicial decisions concerning allegedly excessive investment advisory fees which have indicated that the following factors may be relevant to an Adviser’s fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser, including the performance of the Fund; the Adviser’s cost of providing the services; the extent to which the Adviser may realize “economies of scale” as the Fund grows larger; any indirect benefits that may accrue to the Adviser and its affiliates as a result of the Adviser’s relationship with the Fund; performance and expenses of comparable funds; and the extent to which the independent Board members are fully informed about all facts the Board deems relevant bearing on the Adviser’s services and fees. The Board further considered management fees (including any components thereof) charged to institutional and other clients of the Adviser for what might be viewed as like services, and costs to the Adviser and its affiliates of supplying services pursuant to the management fee agreements, excluding any intra-corporate profit and profit margins of the Adviser and its affiliates from supplying such services. The Board was aware of these factors and was guided by them in its review of the Fund’s advisory contracts to the extent it considered them to be appropriate and relevant, as discussed further below.

The Board considered and weighed these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds, and was assisted in its deliberations by the advice of independent legal counsel. Throughout the year, the Board has requested and received substantial and detailed information about the Fund and the Federated organization that was in addition to the extensive materials that comprise and accompany the Senior Officer’s evaluation. Federated provided much of this information at each regular meeting of the Board, and furnished additional reports in connection with the particular meeting at which the Board’s formal review of the advisory contracts occurred. Between regularly scheduled meetings, the Board also received information on particular matters as the need arose. Thus, the Board’s consideration of the advisory contracts included review of the Senior Officer’s evaluation, accompanying data and additional reports covering such matters as: the Adviser’s and subadviser’s investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund’s short- and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or “peer group” funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; the Fund’s investment objectives; the Fund’s expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund’s portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders and their relative sophistication; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund’s relationship to the Federated family of funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated’s responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board’s evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.

With respect to the Fund’s performance and expenses in particular, the Board has found the use of comparisons to other mutual funds with comparable investment programs to be particularly useful, given the high degree of competition in the mutual fund business. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because, simply put, they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle in fact chosen and maintained by the Fund’s investors. The range of their fees and expenses therefore appears to be a generally reliable indication of what consumers have found to be reasonable in the precise marketplace in which the Fund competes. The Fund’s ability to deliver competitive performance when compared to its peer group was a useful indicator of how the Adviser is executing the Fund’s investment program, which in turn assisted the Board in reaching a conclusion that the nature, extent, and quality of the Adviser’s investment management services were such as to warrant continuation of the advisory contract. In this regard, the Senior Officer has reviewed Federated’s fees for providing advisory services to products outside the Federated family of funds (e.g., institutional and separate accounts). He concluded that mutual funds and institutional accounts are inherently different products. Those differences included, but are not limited to targeting different investors, being subject to different laws and regulations, different legal structure, distribution costs, average account size and portfolio management techniques made necessary by different cash flows. The Senior Officer did not consider these fee schedules to be significant in determining the appropriateness of mutual fund advisory contracts.

The Senior Officer reviewed reports compiled by Federated, using data supplied by independent fund ranking organizations, regarding the performance of, and fees charged by, other mutual funds, noting his view that comparisons to fund peer groups are highly important in judging the reasonableness of proposed fees.

The Fund’s performance fell below the median of the relevant peer group for both the one and three year periods ending December 31, 2006. The Board discussed the Fund’s performance with the Adviser and recognized the efforts being undertaken by the Adviser. The Board will continue to monitor these efforts and the performance of the Fund.

The Board also received financial information about Federated, including reports on the compensation and benefits Federated derived from its relationships with the Federated funds. These reports covered not only the fees under the advisory contracts, but also fees received by Federated’s subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds’ administrator). The reports also discussed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades. In addition, the Board considered the fact that, in order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to fund investors and/or indicated to the Board their intention to do so in the future, where appropriate.

Federated furnished reports, requested by the Senior Officer, that reported revenues on a fund by fund basis and made estimates of the allocation of expenses on a fund by fund basis, using allocation methodologies specified by the Senior Officer. The Senior Officer noted that, although they may apply consistent allocation processes, the inherent difficulties in allocating costs (and the unavoidable arbitrary aspects of that exercise) and the lack of consensus on how to allocate those costs may render such allocation reports unreliable. The allocation reports were considered in the analysis by the Board but were determined to be of limited use.

The Board and the Senior Officer also reviewed a report compiled by Federated comparing profitability information for Federated to other publicly held fund management companies. In this regard, the Senior Officer noted the limited availability of such information, but nonetheless concluded that Federated’s profit margins did not appear to be excessive and the Board agreed.

The Senior Officer’s evaluation also discussed the notion of possible realization of “economies of scale” as a fund grows larger. The Board considered in this regard that the Adviser has made significant additional investments in areas such as personnel and processes for the portfolio management, compliance, and risk management functions; distribution efforts; and systems technology; that support all of the Federated funds, and that the benefits of these efforts (as well as any economies, should they exist) were likely to be enjoyed by the fund complex as a whole. Finally, the Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which (as discussed in independently prepared materials included in the Senior Officer’s evaluation) is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with “breakpoints” that serve to reduce the fee as the fund attains a certain size. The Senior Officer did not recommend institution of additional breakpoints in pricing Federated’s fund advisory services at this time.

For the Fund’s most recently completed fiscal year, the Fund’s investment advisory fee after waivers and expense reimbursements, if any, was above the median of the relevant peer group. The Board reviewed the fees and other expenses of the Fund with the Adviser and was satisfied that the overall expense structure of the Fund remained competitive. The Board will continue to monitor advisory fees and other expenses borne by the Fund.

The Senior Officer’s evaluation noted his belief that the information and observations contained in his evaluation supported his finding that the proposed management fees are reasonable, and that Federated appeared to provide appropriate administrative services to the Fund for the fees paid. Under these circumstances, no changes were recommended to, and no objection was raised to the continuation of the Fund’s advisory contract. For 2006, the Board concluded that the nature, quality and scope of services provided the Fund by the Adviser and its affiliates were satisfactory.

In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund’s operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an advisory contract. In particular, the Board recognized that most shareholders have invested in the Fund on the strength of the Adviser’s industry standing and reputation and in the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board’s approval of the advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund.

The Board based its decision to approve the advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board’s decision to approve the contract reflects its determination that Federated’s performance and actions provided a satisfactory basis to support the decision to continue the existing arrangements.

Voting Proxies on Fund Portfolio Securities

A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund’s portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available from Federated’s website at FederatedInvestors.com. To access this information from the “Products” section of the website, click on the “Prospectuses and Regulatory Reports” link under “Related Information,” then select the appropriate link opposite the name of the Fund; or select the name of the Fund and from the Fund’s page, click on the “Prospectuses and Regulatory Reports” link. Form N-PX filings are also available at the SEC’s website at www.sec.gov.

Quarterly Portfolio Schedule

The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on “Form N-Q.” These filings are available on the SEC’s website at www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information from the “Products” section of Federated’s website at FederatedInvestors.com by clicking on “Portfolio Holdings” under “Related Information,” then selecting the appropriate link opposite the name of the Fund; or select the name of the Fund and from the Fund’s page, click on the “Portfolio Holdings” link.

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund’s prospectus, which contains facts concerning its objective and policies, management fees, expenses, and other information.

IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY

In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called “householding”), as permitted by applicable rules. The Fund’s “householding” program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the “householding” program. The Fund is also permitted to treat a shareholder as having given consent (“implied consent”) if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to “household” at least sixty (60) days before it begins “householding” and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to “opt out” of “householding.” Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of “householding” at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400.

Federated Investors
World-Class Investment Manager

Federated Securities Corp., Distributor

Cusip 313900102

8083101 (6/08)

Federated is a registered mark of Federated Investors, Inc.
2008 ©Federated Investors, Inc.

Item 2.                      Code of Ethics

Not Applicable

Item 3.                      Audit Committee Financial Expert

Not Applicable

Item 4.                      Principal Accountant Fees and Services

Not Applicable

Item 5.                      Audit Committee of Listed Registrants

Not Applicable

Item 6.                      Schedule of Investments

Not Applicable

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not Applicable

Item 8.	Portfolio Managers of Closed-End Management Investment Companies

Not Applicable

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not Applicable

Item 10.                      Submission of Matters to a Vote of Security Holders

Not Applicable

Item 11.                      Controls and Procedures

(a) The registrant’s President and Treasurer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-CSR.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.                      Exhibits

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant	Federated Stock Trust

By	/S/ Richard A. Novak
Richard A. Novak, Principal Financial Officer
Date	June 23, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/S/ J. Christopher Donahue
J. Christopher Donahue, Principal Executive Officer
Date	June 23, 2008

By	/S/ Richard A. Novak
Richard A. Novak, Principal Financial Officer
Date	June 23, 2008